SHARE CAPITAL (Schedule of warrants outstanding and exercisable) (Details) - $ / shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Exercise price	$ 0.55	$ 0.55	$ 1.5
Number of warrants outstanding	4,000,000	4,000,000	1,200,000
November 6, 2026 [Member]
Class of Warrant or Right [Line Items]
Exercise price	$ 0.55
Number of warrants outstanding	4,000,000
Weighted average remaining life of warrants outstanding	7 months 6 days